Shareholder Report, Line Graph (Details) - USD ($)	Oct. 31, 2024	Oct. 31, 2023	Oct. 31, 2022	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019	Oct. 31, 2018	Oct. 31, 2017	Oct. 31, 2016	Oct. 31, 2015	Oct. 31, 2014
C000004265
Account Value [Line Items]
Account Value	$ 11,569	$ 10,116	$ 9,931	$ 11,935	$ 10,945	$ 10,862	$ 10,107	$ 10,298	$ 9,811	$ 9,436	$ 9,426
C000004266
Account Value [Line Items]
Account Value	11,400	10,042	9,934	12,016	11,100	11,100	10,405	10,678	10,255	9,936	10,000
C000027580
Account Value [Line Items]
Account Value	12,690	11,062	10,831	12,973	11,863	11,742	10,886	11,046	10,487	10,050	10,000
C000137236
Account Value [Line Items]
Account Value	12,331	10,808	10,618	12,747	11,678	11,587	10,775	10,956	10,435	10,023	10,000
C000137237
Account Value [Line Items]
Account Value	12,086	10,587	10,415	12,536	11,512	11,451	10,669	10,882	10,385	9,997	10,000
C000004268
Account Value [Line Items]
Account Value	12,531	10,933	10,719	12,850	11,766	11,655	10,819	11,001	10,458	10,036	10,000
C000004260
Account Value [Line Items]
Account Value	12,904	10,872	10,522	12,678	10,818	11,288	10,423	10,763	9,921	9,423	9,427
C000004261
Account Value [Line Items]
Account Value	12,698	10,784	10,518	12,763	10,978	11,539	10,726	11,170	10,369	9,920	10,000
C000027578
Account Value [Line Items]
Account Value	14,042	11,799	11,399	13,685	11,660	12,140	11,164	11,505	10,579	10,018	10,000
C000137234
Account Value [Line Items]
Account Value	13,648	11,538	11,169	13,454	11,485	11,994	11,066	11,427	10,526	9,999	10,000
C000137235
Account Value [Line Items]
Account Value	13,361	11,285	10,959	13,224	11,320	11,844	10,949	11,338	10,477	9,973	10,000
C000004263
Account Value [Line Items]
Account Value	13,927	11,716	11,327	13,615	11,609	12,090	11,142	11,478	10,560	10,016	10,000
C000004255
Account Value [Line Items]
Account Value	14,724	11,986	11,393	13,786	10,827	11,530	10,619	11,007	9,823	9,395	9,424
C000004256
Account Value [Line Items]
Account Value	14,497	11,887	11,382	13,885	10,977	11,788	10,928	11,414	10,271	9,895	10,000
C000027576
Account Value [Line Items]
Account Value	15,968	12,967	12,294	14,850	11,639	12,367	11,365	11,756	10,474	10,004	10,000
C000137232
Account Value [Line Items]
Account Value	15,498	12,676	12,040	14,594	11,455	12,215	11,244	11,657	10,414	9,969	10,000
C000137233
Account Value [Line Items]
Account Value	15,178	12,393	11,807	14,335	11,282	12,068	11,137	11,578	10,368	9,952	10,000
C000004258
Account Value [Line Items]
Account Value	15,867	12,898	12,233	14,787	11,592	12,327	11,331	11,726	10,459	9,987	10,000
C000004250
Account Value [Line Items]
Account Value	16,535	13,063	12,225	14,824	10,926	11,708	10,832	11,146	9,610	9,285	9,425
C000004251
Account Value [Line Items]
Account Value	16,262	12,959	12,209	14,929	11,083	11,960	11,149	11,560	10,041	9,769	10,000
C000027574
Account Value [Line Items]
Account Value	18,074	14,247	13,288	16,066	11,804	12,615	11,637	11,932	10,258	9,885	10,000
C000137230
Account Value [Line Items]
Account Value	17,552	13,917	13,028	15,787	11,633	12,455	11,516	11,843	10,207	9,858	10,000
C000137231
Account Value [Line Items]
Account Value	17,200	13,616	12,769	15,517	11,457	12,300	11,407	11,755	10,160	9,829	10,000
C000004253
Account Value [Line Items]
Account Value	17,987	14,176	13,236	16,012	11,765	12,580	11,606	11,914	10,244	9,877	10,000
C000004273
Account Value [Line Items]
Account Value	17,373	13,515	12,568	15,288	10,984	11,970	11,058	11,410	9,582	9,253	9,423
C000004274
Account Value [Line Items]
Account Value	17,109	13,406	12,560	15,391	11,151	12,245	11,388	11,840	10,014	9,749	10,000
C000027582
Account Value [Line Items]
Account Value	19,057	14,774	13,681	16,597	11,893	12,913	11,890	12,236	10,238	9,855	10,000
C000137238
Account Value [Line Items]
Account Value	18,544	14,458	13,426	16,319	11,724	12,767	11,782	12,141	10,191	9,834	10,000
C000137239
Account Value [Line Items]
Account Value	18,131	14,137	13,153	16,036	11,542	12,598	11,657	12,051	10,139	9,806	10,000
C000004276
Account Value [Line Items]
Account Value	18,898	14,672	13,600	16,499	11,832	12,864	11,854	12,205	10,221	9,846	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	11,974	10,768	10,641	12,636	12,576	11,869	10,658	10,870	10,682	10,167	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	11,974	10,768	10,641	12,636	12,576	11,869	10,658	10,870	10,682	10,167	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	11,974	10,768	10,641	12,636	12,576	11,869	10,658	10,870	10,682	10,167	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	11,974	10,768	10,641	12,636	12,576	11,869	10,658	10,870	10,682	10,167	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	11,974	10,768	10,641	12,636	12,576	11,869	10,658	10,870	10,682	10,167	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	11,974	10,768	10,641	12,636	12,576	11,869	10,658	10,870	10,682	10,167	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	11,974	10,768	10,641	12,636	12,576	11,869	10,658	10,870	10,682	10,167	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	11,974	10,768	10,641	12,636	12,576	11,869	10,658	10,870	10,682	10,167	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	11,974	10,768	10,641	12,636	12,576	11,869	10,658	10,870	10,682	10,167	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	11,974	10,768	10,641	12,636	12,576	11,869	10,658	10,870	10,682	10,167	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	11,974	10,768	10,641	12,636	12,576	11,869	10,658	10,870	10,682	10,167	10,000
Bloomberg U.S. Universal
Account Value [Line Items]
Account Value	11,974	10,768	10,641	12,636	12,576	11,869	10,658	10,870	10,682	10,167	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
MSCI AC World Index Net
Account Value [Line Items]
Account Value	23,808	17,929	16,225	20,270	14,766	14,078	12,503	12,568	10,201	9,997	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Account Value	11,593	10,487	10,450	12,393	12,453	11,727	10,517	10,737	10,641	10,196	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	33,206	24,050	21,967	26,269	18,305	16,511	14,464	13,520	10,933	10,486	10,000
Russell 1000® Index
Account Value [Line Items]
Account Value	$ 33,206	$ 24,050	$ 21,967	$ 26,269	$ 18,305	$ 16,511	$ 14,464	$ 13,520	$ 10,933	$ 10,486	$ 10,000